Intangible assets, net - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2011 CNY (¥)	Feb. 28, 2011 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			¥ 4,621	$ 729	¥ 4,621	¥ 4,621
Deferred tax liability			¥ 20,896		22,051		$ 3,296
Guangdong Province [Domain]
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			¥ 971	$ 153	971	971
Zhejiang Province
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			¥ 3,650	$ 576	¥ 3,650	¥ 3,650
Consideration for operating rights	¥ 82,124	$ 12,500
Value of acquired operating rights	109,499
Deferred tax liability	¥ 27,375
Guangdong and Zhejiang province
Finite-Lived Intangible Assets
General renewal period with provincial authorities			3 years	3 years
Beijing municipality
Finite-Lived Intangible Assets
General renewal period with provincial authorities			9 years	9 years